Description of Business (Details)	9 Months Ended	12 Months Ended
	Jul. 03, 2016 Segment	Sep. 27, 2015 Segment State Store
Entity Location [Line Items]
Number of Years Existence		37 years
Number of Stores		431
Number of States in which Entity Operates | State		42
Number of Operating Segments | Segment	1	1
Number of Reportable Segments | Segment	1	1
United States [Member]
Entity Location [Line Items]
Number of Stores		412
Canada [Member]
Entity Location [Line Items]
Number of Stores		10
United Kingdom [Member]
Entity Location [Line Items]
Number of Stores		9